RELATED PARTIES: - Outstanding balances with related parties (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Total Assets	$ 1,836	$ 1,685
Liabilities
Total Liabilities	408	2,149
Contract assets (Jet Talk)
ASSETS
Total Assets	1,679	1,685
Raysat Israel Ltd.
Liabilities
Total Liabilities	160	605
Ilan Gat Engineers Ltd
Liabilities
Total Liabilities	95	1,210
Shareholder
Liabilities
Total Liabilities	0	334
Bonus Accrued to former CEO
Liabilities
Total Liabilities	100	0
Jet Talk
ASSETS
Total Assets	157	0
Liabilities
Total Liabilities	$ 53	$ 0